Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Right-Of-Use Assets	Right-of-use assets

	December 31
	2021	2020
Carrying amounts
Land and buildings	$25,582	$29,371
Others	695	550
	$26,277	$29,921

	For the Year Ended December 31
	2021	2020	2019
Additions to right-of-use assets	$9,800	$9,844	$8,335

Depreciation charge for right-of-use assets
Land and buildings	$11,901	$10,681	$8,981
Others	386	385	283
	$12,287	$11,066	$9,264

Lease Liabilities	Lease liabilities

	December 31
	2021	2020
Carrying amounts
Current	$11,153	$10,874
Non-current	$15,589	$19,468

Other Lease Information	Other lease information

	For the Year Ended December 31
	2021	2020	2019
Expenses relating to short-term leases and low-value asset leases	$1,263	$1,112	$795
Total cash outflow for leases	$(14,025)	$(12,603)	$(10,403)